COMMITMENTS AND CONTINGENCIES - Future minimum lease payments required under non-cancelable operating leases and capital lease agreements (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Capital Leases
2022		$ 43
2023		4
Total minimum lease payments		47
Less: Amount representing interest		(11)
Capital lease obligation		36
Operating Leases
Remainder of 2022	$ 3,367
2023	4,047	4,293
2024	2,851	3,853
2025	1,422	2,725
2026	486	1,391
Thereafter	109
2026		406
Thereafter		35
Total minimum lease payments	$ 12,282	$ 12,703